Share-Based Compensation - Schedule of Share Based Compensation Restricted Stock and Restricted Stock Units Activity (Detail) (USD $)	12 Months Ended
Jun. 30, 2013
Disclosure Of Compensation Related Costs Sharebased Payments [Abstract]
Number of Shares, as of July 1, 2012
Number of Shares, Granted	15,565
Number of Shares, Vested	(4,761)
Number of Shares, Balance as of June 30, 2013	10,804
Weighted Average Grant-date Fair value, Balance as of July 1, 2012
Weighted Average Grant-date Fair value, Granted	$ 1.65
Weighted Average Grant-date Fair value, Vested	$ 1.65
Weighted Average Grant-date Fair value, Balance as of June 30, 2013	$ 1.65